Property, plant & equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant & equipment	Property, plant & equipment.

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2022	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961
Additions (1)	267	38	399	939	4,123	12,641	26	294	18,727
Additions from business combinations	36	289	365	126	8	482	—	—	1,306
Transfer of completed projects in progress	139	1,477	4,248	2,485	645	(9,023)	27	2	—
Disposals	(18)	(209)	(858)	(1,072)	(381)	—	(27)	(9)	(2,574)
Effects of changes in foreign exchange rates	(424)	(1,157)	(3,225)	(1,277)	(1,708)	(438)	(15)	(172)	(8,416)
Changes in value on the recognition of inflation effects	Ps. 222	Ps. 735	Ps. 2,474	Ps. 536	Ps. 849	Ps. 7	Ps. —	Ps. —	Ps. 4,823
Cost as of December 31, 2022	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2023	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827
Additions (1)	1	27	211	855	2,782	15,939	—	297	20,112
Transfer of completed projects in progress	72	1,506	5,415	2,346	2,110	(11,109)	(331)	(9)	—
Disposals	(8)	(44)	(1,071)	(1,245)	(270)	(2)	—	(3)	(2,643)
Effects of changes in foreign exchange rates	(475)	(1,908)	(4,788)	(1,298)	(2,155)	(550)	(51)	(116)	(11,341)
Changes in value on the recognition of inflation effects	177	592	1,895	400	655	128	—	—	3,847
Cost as of December 31, 2023	Ps. 5,219	Ps. 20,420	Ps. 46,242	Ps. 22,924	Ps. 26,091	Ps. 14,809	Ps. 515	Ps. 1,582	Ps. 137,802

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2024	Ps. 5,219	Ps. 20,420	Ps. 46,242	Ps. 22,924	Ps. 26,091	Ps. 14,809	Ps. 515	Ps. 1,582	Ps. 137,802
Additions (1)	492	644	646	1,670	2,619	21,023	7	346	27,447
Transfer of completed projects in progress	360	995	7,753	1,565	2,215	(12,897)	7	2	—
Disposals (2)	(8)	(82)	(1,591)	(1,042)	(455)	—	(17)	(186)	(3,381)
Effects of changes in foreign exchange rates	100	234	840	485	1,112	289	(1)	(16)	3,043
Changes in value on the recognition of inflation effects	278	978	3,141	813	1,325	188	—	—	6,723
Cost as of December 31, 2024	Ps. 6,441	Ps. 23,189	Ps. 57,031	Ps. 26,415	Ps. 32,907	Ps. 23,412	Ps. 511	Ps. 1,728	Ps. 171,634

(1) Total includes Ps. 3,503, Ps. 499 and Ps. 1,971 outstanding payment to suppliers, as of December 31, 2024, 2023 and 2022 respectively.
(2) This amount includes write-off for damaged assets. For more information see note 2.5

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2022	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)
Depreciation for the year	—	(835)	(3,331)	(1,437)	(3,234)	—	(25)	(135)	(8,997)
Disposals	—	194	854	936	306	—	26	7	2,323
Effects of changes in foreign exchange rates	—	340	2,193	860	1,274	—	7	143	4,817
Changes in value on the recognition of inflation effects	—	(244)	(1,605)	(354)	(745)	—	(5)	(34)	(2,987)
Accumulated depreciation as of December 31, 2022	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2023	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)
Depreciation for the year	—	(555)	(3,101)	(1,844)	(3,256)	—	(15)	(148)	(8,919)
Disposals	—	26	825	1,260	261	—	—	1	2,373
Effects of changes in foreign exchange rates	—	640	3,087	793	1,783	—	117	114	6,534
Changes in value on the recognition of inflation effects	—	(218)	(1,264)	(291)	(649)	—	(2)	(14)	(2,438)
Accumulated depreciation as of December 31, 2023	Ps. —	Ps. (6,150)	Ps. (22,720)	Ps. (12,377)	Ps. (16,936)	Ps. —	Ps. (292)	Ps. (597)	Ps. (59,072)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2024	Ps. —	Ps. (6,150)	Ps. (22,720)	Ps. (12,377)	Ps. (16,936)	Ps. —	Ps. (292)	Ps. (597)	Ps. (59,072)
Depreciation for the year	—	(584)	(3,538)	(2,029)	(3,878)	—	(12)	(180)	(10,221)
Disposals	—	67	1,233	940	365	—	14	185	2,804
Effects of changes in foreign exchange rates	—	(183)	(281)	(316)	(818)	—	—	(13)	(1,611)
Changes in value on the recognition of inflation effects	—	(382)	(2,105)	(494)	(1,122)	—	(6)	(44)	(4,153)
Accumulated depreciation as of December 31, 2024	Ps. —	Ps. (7,232)	Ps. (27,411)	Ps. (14,276)	Ps. (22,389)	Ps. —	Ps. (296)	Ps. (649)	Ps. (72,253)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2022	Ps. 5,452	Ps. 14,204	Ps. 22,313	Ps. 9,571	Ps. 7,894	Ps. 10,403	Ps. 505	Ps. 863	Ps. 71,205
As of December 31, 2023	Ps. 5,219	Ps. 14,270	Ps. 23,522	Ps. 10,547	Ps. 9,155	Ps. 14,809	Ps. 223	Ps. 985	Ps. 78,730
As of December 31, 2024	Ps. 6,441	Ps. 15,957	Ps. 29,620	Ps. 12,139	Ps. 10,518	Ps. 23,412	Ps. 215	Ps. 1,079	Ps. 99,381